UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq.
Stradley Ronon Stevens & Young LLP
2600 One Commerce Square
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.
Portfolio of Investments – December 31, 2005 (Unaudited)

	Face
	Amount	Value

Bonds – 98.37%
U.S. Bonds – 91.47%
U.S. Corporate Bonds – 52.71%
Albertson’s, Inc.
8.000%, due 05/01/31	$165,000	$162,335
Allstate Corp.
6.750%, due 05/15/18	195,000	215,739
Altria Group, Inc.
7.750%, due 01/15/27	310,000	368,023
American General Finance Corp.
5.375%, due 10/01/12	370,000	371,881
AT&T Corp.
9.750%, due 11/15/31	860,000	1,080,267
AT&T, Inc.
6.450%, due 06/15/34	995,000	1,035,371
Avon Products, Inc.
7.150%, due 11/15/09	1,270,000	1,363,892
Bank of America Corp.
7.400%, due 01/15/11	1,915,000	2,109,418
Bank One Corp.
7.875%, due 08/01/10	815,000	904,756
BellSouth Corp.
6.000%, due 10/15/11	315,000	327,456
6.550%, due 06/15/34	890,000	947,994
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	395,000	407,948
Burlington Northern Santa Fe Corp.
6.875%, due 12/01/27	120,000	139,164
7.082%, due 05/13/29	740,000	879,676
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	1,105,000	1,182,106
Capital One Financial Corp.
5.500%, due 06/01/15	700,000	695,904
Caterpillar, Inc.
6.550%, due 05/01/11	720,000	776,866
CBS Corp.
6.625%, due 05/15/11	825,000	859,233
Cendant Corp.
7.375%, due 01/15/13	340,000	379,856
Centex Corp.
7.875%, due 02/01/11	300,000	329,353
CIT Group, Inc.
7.750%, due 04/02/12	140,000	158,778
Citigroup, Inc.
5.000%, due 09/15/14	1,882,000	1,852,556
5.625%, due 08/27/12	815,000	840,030
Citizens Communications Co.
9.000%, due 08/15/31	585,000	592,312
Comcast Corp.
7.050%, due 03/15/33	1,300,000	1,403,460
ConAgra Foods, Inc.
6.750%, due 09/15/11	420,000	447,373
Coors Brewing Co.
6.375%, due 05/15/12	350,000	370,888
DaimlerChrysler N.A. Holding Corp.
8.500%, due 01/18/31	845,000	1,022,464
Devon Financing Corp. ULC
6.875%, due 09/30/11	985,000	1,077,427
Dominion Resources, Inc.
5.950%, due 06/15/35	495,000	483,163
Duke Energy Field Services LLC
8.125%, due 08/16/30	590,000	750,492
EOP Operating LP
7.250%, due 06/15/28	700,000	773,888
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	1,065,000	1,189,857
FirstEnergy Corp., Series B
6.450%, due 11/15/11	650,000	688,998
Ford Motor Credit Co.
5.800%, due 01/12/09	6,090,000	5,312,545
General Dynamics Corp.
4.250%, due 05/15/13	730,000	698,271
General Electric Capital Corp.
6.000%, due 06/15/12	1,730,000	1,822,020
6.750%, due 03/15/32	1,150,000	1,349,929
General Motors Acceptance Corp.
6.875%, due 09/15/11	2,340,000	2,133,951
Goldman Sachs Group, Inc.
6.125%, due 02/15/33	440,000	461,788
6.875%, due 01/15/11	1,685,000	1,815,203
HSBC Bank USA N.A.
5.625%, due 08/15/35	855,000	836,257
HSBC Finance Corp.
6.750%, due 05/15/11	1,165,000	1,250,244

	Face
	Amount	Value

U.S. Corporate Bonds – (continued)
ICI Wilmington, Inc.
5.625%, due 12/01/13	$850,000	$846,064
JPMorgan Chase & Co.
6.750%, due 02/01/11	955,000	1,022,879
Kinder Morgan Energy Partners LP
5.800%, due 03/15/35	355,000	339,595
Kraft Foods, Inc.
5.625%, due 11/01/11	760,000	779,758
Kroger Co.
7.500%, due 04/01/31	650,000	725,644
Lincoln National Corp.
6.200%, due 12/15/11	390,000	413,989
Lockheed Martin Corp.
8.500%, due 12/01/29	255,000	347,557
Marathon Oil Corp.
6.125%, due 03/15/12	325,000	344,623
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	705,000	734,506
MBNA Corp.
7.500%, due 03/15/12	550,000	619,483
McKesson Corp.
7.750%, due 02/01/12	600,000	675,382
Mellon Funding Corp.
5.000%, due 12/01/14	195,000	194,343
Merck & Co., Inc.
6.400%, due 03/01/28	520,000	563,701
Miller Brewing Co., 144A
5.500%, due 08/15/13	350,000	356,757
Morgan Stanley
6.750%, due 04/15/11	1,675,000	1,803,183
7.250%, due 04/01/32	355,000	426,090
National City Bank
4.625%, due 05/01/13	360,000	349,991
New Cingular Wireless Services, Inc.
8.750%, due 03/01/31	945,000	1,251,953
Newell Rubbermaid, Inc.
6.750%, due 03/15/12	235,000	249,526
News America, Inc.
6.200%, due 12/15/34	810,000	804,573
Northrop Grumman Corp.
7.125%, due 02/15/11	425,000	463,120
Occidental Petroleum Corp.
8.450%, due 02/15/29	265,000	367,425
Pacific Gas & Electric Co.
6.050%, due 03/01/34	670,000	693,423
Pitney Bowes, Inc.
4.625%, due 10/01/12	300,000	293,692
Progress Energy, Inc.
7.000%, due 10/30/31	520,000	577,053
Progressive Corp.
6.250%, due 12/01/32	275,000	300,084
PSEG Power LLC
8.625%, due 04/15/31	290,000	381,601
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	830,000	859,050
Safeway, Inc.
7.250%, due 02/01/31	645,000	696,005
Sempra Energy
7.950%, due 03/01/10	480,000	527,267
Simon Property Group LP REIT, 144A
5.375%, due 06/01/11	300,000	300,717
SLM Corp.
5.125%, due 08/27/12	115,000	115,167
Sprint Capital Corp.
8.750%, due 03/15/32	1,330,000	1,765,016
Target Corp.
7.000%, due 07/15/31	305,000	369,715
Time Warner, Inc.
7.625%, due 04/15/31	995,000	1,108,081
Travelers Property Casualty Corp.
6.375%, due 03/15/33	350,000	372,706
TXU Energy Co. LLC
7.000%, due 03/15/13	800,000	852,531
U.S. Bank N.A.
6.375%, due 08/01/11	500,000	533,916
Union Oil Co. of California
7.500%, due 02/15/29	300,000	383,714
Union Pacific Corp.
6.650%, due 01/15/11	470,000	500,639
UST, Inc.
6.625%, due 07/15/12	475,000	493,923
Valero Energy Corp.
7.500%, due 04/15/32	470,000	571,187
Verizon New York, Inc., Series B
7.375%, due 04/01/32	1,085,000	1,140,671
Wachovia Bank N.A.
7.800%, due 08/18/10	1,620,000	1,818,338
Washington Mutual Bank FA
5.500%, due 01/15/13	1,050,000	1,066,393

	Face
	Amount	Value

U.S. Corporate Bonds – (concluded)
Wells Fargo Bank N.A.
6.450%, due 02/01/11	$1,025,000	$1,092,377
Weyerhaeuser Co.
7.375%, due 03/15/32	665,000	739,286
Wyeth
5.500%, due 03/15/13	700,000	709,638

		73,811,464

Asset-Backed Securities – 6.81%
CenterPoint Energy Transition Bond Co., LLC 01-1, Class A4
5.630%, due 09/15/15	3,200,000	3,312,575
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	533,351	540,029
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	220,073	221,491
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	1,500,000	1,489,214
CPL Transition Funding LLC, 02-1, Class A5
6.250%, due 01/15/17	3,000,000	3,277,387
Small Business Administration, 04-P10B, Class 1
4.754%, due 08/10/14	709,238	696,985

		9,537,681

Mortgage and Agency Debt Securities – 9.68%
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	188,519	189,179
Federal Home Loan Mortgage Corp.
5.000%, due 01/30/14	30,000	29,568
5.750%, due 01/15/12	1,315,000	1,379,714
Federal Home Loan Mortgage Corp., Gold
5.500%, due 10/01/19	802,871	807,862
6.500%, due 02/01/17	249,490	256,393
Federal National Mortgage Association
5.000%, TBA	555,000	537,656
4.625%, due 10/15/13	785,000	775,611
5.500%, due 03/01/33	503,863	500,315
5.500%, due 09/01/34	2,491,566	2,469,554
5.500%, due 11/01/34	405,656	402,072
6.000%, due 06/01/23	229,722	233,575
6.000%, due 11/01/28	331,278	335,604
6.250%, due 02/01/11	1,370,000	1,446,871
6.625%, due 11/15/30	1,500,000	1,849,548
7.000%, due 03/01/31	179,488	187,807
Federal National Mortgage Association Grantor Trust, 02-T19, Class A1
6.500%, due 07/25/42	545,436	560,372
Federal National Mortgage Association, 93-106, Class Z, REMIC
7.000%, due 06/25/13	44,098	45,848
Government National Mortgage Association
6.500%, due 05/15/29	119,373	124,916
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	1,467,920	1,419,479

		13,551,944

Municipal Notes and Bonds – 3.59%
Illinois State Taxable Pension
5.100%, due 06/01/33	2,350,000	2,309,862
New Jersey Economic Development Authority, Series B*
2.954%, due 02/15/18	5,000,000	2,724,050

		5,033,912

U.S. Government Obligations – 18.68%
U.S. Treasury Bonds
6.250%, due 05/15/30	8,900,000	11,053,382
8.000%, due 11/15/21	1,510,000	2,080,319
8.750%, due 05/15/17	4,515,000	6,200,011
U.S. Treasury Inflation Indexed Bonds TIPS
2.000%, due 01/15/14†	4,031,458	4,008,624
U.S. Treasury Notes
3.875%, due 07/31/07	75,000	74,391
3.875%, due 02/15/13	320,000	310,163
4.125%, due 05/15/15	320,000	312,987
U.S. Treasury Strips*
1.705%, due 02/15/27	5,620,000	2,124,332

		26,164,209

Total U.S. Bonds		128,099,210

International Bonds – 6.90%
International Corporate Bonds – 6.55%
Canada – 2.34%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	$745,000	913,082
Bombardier, Inc., 144A
6.750%, due 05/01/12	1,020,000	943,500
Burlington Resources Finance Co.
6.680%, due 02/15/11	370,000	398,938
Canadian National Railway Co.
6.900%, due 07/15/28	285,000	339,237
Conoco Funding Co.
7.250%, due 10/15/31	275,000	342,635
Telus Corp.
8.000%, due 06/01/11	305,000	341,923

		3,279,315

	Face
	Amount	Value

International Corporate Bonds – (concluded)
Cayman Islands – 2.36%
Augusta Funding VI, 144A
7.375%, due 04/15/13	$2,500,000	$2,568,825
Transocean, Inc.
7.500%, due 04/15/31	585,000	737,075

		3,305,900

Luxembourg – 0.60%
Telecom Italia Capital S.A.
6.375%, due 11/15/33	$835,000	844,633

United Kingdom – 1.25%
Abbey National PLC
7.950%, due 10/26/29	$750,000	972,290
Barclays Bank PLC, 144A††
8.550%, due 06/15/11	290,000	334,567
Royal Bank of Scotland Group PLC
9.118%, due 03/31/10	385,000	441,056

		1,747,913

Total International Corporate Bonds		9,177,761

Sovereign/SupraNational Bonds – 0.35%
PEMEX Project Funding Master Trust
8.000%, due 11/15/11	440,000	492,360

Total International Bonds		9,670,121

Total Bonds (Cost $133,098,050)		137,769,331

Short-Term Investment – 0.95%**
Other – 0.95%
	Shares

UBS Supplementary Trust – U.S. Cash Management Prime Fund, yield of 4.357%***
(Cost $1,325,130)	1,325,130	1,325,130

Total Investments (Cost $134,423,180) – 99.32%#		139,094,461
Cash and other assets, less liabilities – 0.68%		953,320

Net Assets – 100.00%		$140,047,781

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, $134,423,180; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$6,041,082
Gross unrealized depreciation		(1,369,801)

Net unrealized appreciation		$4,671,281

†	All or a portion of this security is segregated for “to be announced” (“TBA”) securities.
††	Floating rate securities – The interest rates shown are the current rates as of December 31, 2005.
*	Reflects annualized yield at December 31, 2005 on zero coupon bonds.
**	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (Americas) Inc., Fort Dearborn Income Securities, Inc.’s advisor.
***	Interest rate reflects yield at December 31, 2005.
#	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of these securities amounted to $5,694,223 or 4.07% of net assets.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally+/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS	Treasury Inflation Protected Security. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

1)	Transactions with Affiliates

The Fund invests in shares of UBS Supplementary Trust – U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by UBS Global Asset Management (Americas) Inc. (the “Advisor”) and is offered as a cash management option only a business trust to mutual funds and other accounts managed by Advisor. Distributions from Supplementary Trust are reflected as affiliated interest income. Amounts relating to those investments at December 31, 2005 and for the period ended are summarized as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Supplementary Trust – U.S. Cash Management Prime Fund	$7,712,539	$8,325,732	$22,870	$1,325,130	0.95%

For more information regarding the Fund’s other significant policies, please refer to the Fund’s annual report dated September 30, 2005.

Fort Dearborn Income Securities, Inc.

Industry Diversification
As a Percent of Net Assets
As of December 31, 2005 (unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	1.08%
Automobiles	0.73
Beverages	0.52
Capital Markets	4.09
Chemicals	0.60
Commercial Banks	5.46
Commercial Services & Supplies	0.96
Consumer Finance	3.26
Diversified Financial Services	9.38
Diversified Telecommunication Services	5.53
Electric Utilities	2.01
Food & Staples Retailing	1.13
Food Products	0.88
Gas Utilities	0.38
Household Durables	0.41
Insurance	1.46
Machinery	0.56
Media	2.98
Multiline Retail	0.26
Multi-Utilities & Unregulated Power	1.15
Oil & Gas	2.20
Paper & Forest Products	0.53
Personal Products	0.97
Pharmaceuticals	1.20
Real Estate	0.77
Road & Rail	1.94
Thrifts & Mortgage Finance	0.76
Tobacco	0.62
Wireless Telecommunication Services	0.89

Total U.S. Corporate Bonds	52.71

Asset-Backed Securities	6.81
Mortgage and Agency Debt Securities	9.68
Municipal Notes and Bonds	3.59
U.S. Government Obligations	18.68

Total U.S. Bonds	91.47

INTERNATIONAL BONDS
International Corporate Bonds
Aerospace & Defense	0.67
Commercial Banks	1.25
Diversified Financial Services	1.83
Diversified Telecommunication Services	0.85
Energy Equipment & Services	0.53
Oil & Gas	1.18
Road & Rail	0.24

Total International Corporate Bonds	6.55
Sovereign/SupraNational Bonds	0.35

Total International Bonds	6.90

TOTAL BONDS	98.37
SHORT-TERM INVESTMENT	0.95

TOTAL INVESTMENTS	99.32
CASH AND OTHER ASSETS, LESS LIABILITIES	0.68

NET ASSETS	100.00%

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	February 28, 2006

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer

Date:	February 28, 2006